Property and equipment - Property and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 679,081
Ending Balance	620,623	¥ 679,081
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,037,508	975,708
Additions	63,622	96,409
Acquisition through business combination (Note 19)	12,726
Transferred from construction in progress	0	0
Transferred to intangible assets	(2,438)
Disposals	(5,236)	(34,609)
Ending Balance	1,106,182	1,037,508
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(358,427)	(255,089)
Depreciation for the year	(132,026)	(113,128)
Disposals	(4,894)	(9,790)
Ending Balance	(485,559)	(358,427)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,386
Ending Balance	3,907	7,386
Motor vehicles [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21,403	18,515
Additions	190	4,454
Acquisition through business combination (Note 19)	0
Transferred from construction in progress	0	0
Transferred to intangible assets	0
Disposals	0	(1,566)
Ending Balance	21,593	21,403
Motor vehicles [member] | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,017)	(9,879)
Depreciation for the year	(3,669)	(4,476)
Disposals	0	(338)
Ending Balance	(17,686)	(14,017)
Furniture, fixtures and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	151,836
Ending Balance	138,259	151,836
Furniture, fixtures and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	263,034	244,189
Additions	21,970	22,331
Acquisition through business combination (Note 19)	3,954
Transferred from construction in progress	22,962	5,098
Transferred to intangible assets	0
Disposals	(5,236)	(8,584)
Ending Balance	306,684	263,034
Furniture, fixtures and other equipment | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(111,198)	(82,124)
Depreciation for the year	(62,121)	(33,414)
Disposals	(4,894)	(4,340)
Ending Balance	(168,425)	(111,198)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	514,329
Ending Balance	470,053	514,329
Leasehold Improvements [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	747,541	704,126
Additions	12,137	21,415
Acquisition through business combination (Note 19)	8,772
Transferred from construction in progress	1,051	45,446
Transferred to intangible assets	0
Disposals	0	(23,446)
Ending Balance	769,501	747,541
Leasehold Improvements [Member] | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(233,212)	(163,086)
Depreciation for the year	(66,236)	(75,238)
Disposals	0	(5,112)
Ending Balance	(299,448)	(233,212)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,530
Ending Balance	8,404	5,530
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,530	8,878
Additions	29,325	48,209
Acquisition through business combination (Note 19)	0
Transferred from construction in progress	(24,013)	(50,544)
Transferred to intangible assets	(2,438)
Disposals	0	(1,013)
Ending Balance	8,404	5,530
Construction in progress | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Ending Balance	¥ 0	¥ 0